Filed Pursuant to Rule 497(c)

1933 Act File No. 333-186042

1940 Act File No. 811-22790

DOUBLELINE EQUITY FUNDS

On behalf of DoubleLine Equity Funds (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of Prospectus for DoubleLine Equities Small Cap Growth Fund, DoubleLine Equities Growth Fund, and DoubleLine Equities Technology Fund, which was filed pursuant to Rule 497(c) on March 25, 2013. The purpose of this filing is to submit the 497(c) filing dated March 25, 2013 in XBRL for the DoubleLine Equities Small Cap Growth Fund, DoubleLine Equities Growth Fund, and DoubleLine Equities Technology Fund.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE